9. Stock Compensation (June 30, 2017 Note) (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Share based compensation expense
	Fiscal Years Ended
	March 31, 2017	March 31, 2016
Vesting of Stock Options and Restricted Stock Units	$2,186,309	$202,844
Total Stock-Based Compensation Expense	$2,186,309	$202,844

Weighted average number of common shares outstanding – basic and diluted	7,764,237	7,393,695

Basic and diluted loss per common share	$(0.28)	$(0.03)

Options vested and expected to vest
Number of RSUs
Vested	46,125
Expected to vest	507,375
Total	553,500

Summary of stock options outstanding
	Fiscal Year Ended March 31,
	2017		2016
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	438,547	$10.94	501,690		$11.00
Granted	–	N/A	–	$	N/A
Exercised	–	N/A	–	$	N/A
Cancelled/Forfeited	(6,500)	$7.96	(63,143)		$11.45
Outstanding, end of year	432,047	$10.98	438,547		$10.94
Exercisable, end of year	414,547	$11.24	388,414		$11.53
Weighted average estimated fair value of options granted		N/A		$	N/A

Restricted Stock [Member]
Share based compensation expense
	Three Months Ended June 30, 2017	Three Months Ended June 30, 2016
Vesting of stock options and restricted stock units	$280,911	$50,710
Total stock-based compensation expense	$280,911	$50,710

Weighted average number of common shares outstanding – basic and diluted	8,805,522	7,622,393

Basic and diluted loss per common share attributable to stock-based compensation expense	$(0.03)	$(0.01)

Options vested and expected to vest
Number of RSUs
Vested	46,125
Expected to vest	461,250
Total	507,375

Options [Member]
Options vested and expected to vest
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Vested	414,547	$11.24	4.05
Expected to vest	52,000	$2.80	8.71
Total	466,547

Schedule of stock ptions valuation assumptions
Risk free interest rate	2.21%
Average expected life	10 years
Expected volatility	92.14%
Expected dividends	None